Software Development Costs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Software Development Costs
Schedule of Software Development Costs
	March 31,	December 31,
	2023	2022

Capitalized software in-process	$1,097,000	$1,097,000
Website development	763,000	763,000
Less accumulated amortization	(672,000)	(672,000)
Software impairment	(1,188,000)	(1,188,000)
Software development costs, net	$-	$-

	December 31,
	2022	2021

Capitalized software in-process	$1,097,000	$888,000
Website development	763,000	763,000
Less accumulated amortization	(672,000)	(633,000)
Software Impairment	(1,188,000)	-
Software development costs, net	$-	$1,018,000